SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)    Basis of presentation

The consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments (note 1(i)), the liability related to stock-based compensation (note 1(r)), and the net defined benefit liability (note 1(s)), and they are presented in Canadian dollars (“CAN dollars”), which is the currency of the primary economic environment in which the Corporation operates (“functional currency”).

(b)    Consolidation

The consolidated financial statements include the accounts of the Corporation and its subsidiaries. Intercompany transactions and balances are eliminated on consolidation.

A subsidiary is an entity controlled by the Corporation. Control is achieved when the Corporation is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Non-controlling interests in the net assets and results of consolidated subsidiaries are identified separately from the parent corporation’s ownership interest in them. Non-controlling interests in the equity of a subsidiary consist of the amount of non-controlling interests calculated at the date of the original business combination and their share of changes in equity since that date. Changes in non-controlling interests in a subsidiary that do not result in a loss of control by the Corporation are accounted for as equity transactions.

(c)    Business combinations

A business combination is accounted for by the acquisition method. The cost of an acquisition is measured at the fair value of the consideration given in exchange for control of the business acquired at the acquisition date. This consideration can be comprised of cash, assets transferred, financial instruments issued, or future contingent payments. The identifiable assets and liabilities of the business acquired are recognized at their fair value at the acquisition date. Results of operations of a business acquired are included in the Corporation’s consolidated financial statements from the date of the business acquisition. Business acquisition and integration costs are expensed as incurred and included as other items in the consolidated statements of income. Non-controlling interests in an entity acquired are presented in the consolidated balance sheets within equity, separately from the equity attributable to the shareholder and are initially measured at fair value.

(d)    Foreign currency translation

Foreign currency transactions are translated to the functional currency by applying the exchange rate prevailing at the date of the transactions. Translation gains and losses on assets and liabilities denominated in a foreign currency are included in financial expenses, or in gain or loss on valuation and translation of financial instruments.

(e)    Revenue recognition

The Corporation recognizes operating revenues when the following criteria are met:

•	the amount of revenue can be measured reliably;

•	the receipt of economic benefits associated with the transaction is probable;

•	the costs incurred or to be incurred in respect of the transaction can be measured reliably;

•	the stage of completion can be measured reliably where services have been rendered; and

•	significant risks and rewards of ownership, including effective control, have been transferred to the buyer where goods have been sold.

The portion of revenue that is unearned is recorded under “Deferred revenue” when customers are invoiced.

The Corporation provides services under arrangements with multiple deliverables, for which there are two separate accounting units: one for subscriber services (cable television, Internet access, cable or mobile telephony and over-the-top video services, including connection costs and rental of equipment); the other for equipment sales to subscribers. Components of multiple deliverable arrangements are separately accounted for, provided the delivered elements have stand-alone value to the customer and the fair value of any undelivered elements can be objectively and reliably determined. Arrangement consideration is allocated among the separate accounting units based on their relative fair values.

The Corporation recognizes revenues for each of its main activities as follows:

•

Operating revenues from subscriber services such as cable television, Internet access, cable and mobile telephony and over-the-top video services are recognized when services are provided. Promotional offers and rebates are accounted for as a reduction in the service revenue to which they relate;

•

Revenues from equipment sales to subscribers and their costs are recognized in income when the equipment is delivered. Promotional offers related to equipment, with the exclusion of mobile devices, are accounted for as a reduction in related equipment sales on delivery, while promotional offers related to the sale of mobile devices are accounted for as a reduction in related equipment sales on activation;

•	Operating revenues related to service contracts are recognized in income over the life of the specific contracts on a straight-line basis over the period in which the services are provided;

•

Cable connection revenues are deferred and recognized as revenues over the estimated average period that subscribers are expected to remain connected to the network. The incremental and direct costs related to cable connection costs, in an amount not exceeding the revenue, are deferred and recognized as an operating expense over the same period. The excess of those costs over the related revenues is recognized immediately in income.

(f)    Impairment of assets

For the purposes of assessing impairment, assets are grouped in cash-generating units (“CGUs”), which represent the lowest levels for which there are separately identifiable cash inflows generated by those assets. The Corporation reviews at each balance sheet date whether events or circumstances have occurred to indicate that the carrying amounts of its long-lived assets with finite useful lives may be less than their recoverable amounts. Goodwill, intangible assets having an indefinite useful life, and intangible assets not yet available for use are tested for impairment each financial year, as well as whenever there is an indication that the carrying amount of the asset, or the CGU to which an asset has been allocated, exceeds its recoverable amount. The recoverable amount is the higher of the fair value less costs of disposal and the value in use of the asset or the CGU. Fair value less costs of disposal represents the amount an entity could obtain at the valuation date from the asset’s disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. The value in use represents the present value of the future cash flows expected to be derived from the asset or the CGU.

An impairment loss is recognized in the amount by which the carrying amount of an asset or a CGU exceeds its recoverable amount. When the recoverable amount of a CGU to which goodwill has been allocated is lower than the CGU’s carrying amount, the related goodwill is first impaired. Any excess amount of impairment is recognized and attributed to assets in the CGU, prorated to the carrying amount of each asset in the CGU.

An impairment loss recognized in prior periods for long-lived assets with finite useful lives and intangible assets having an indefinite useful life, other than goodwill, can be reversed through the consolidated statement of income to the extent that the resulting carrying value does not exceed the carrying value that would have been the result if no impairment loss had previously been recognized.

(g)    Income taxes

Current income taxes are recognized with respect to amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

Deferred income taxes are accounted for using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the substantive enactment date. A deferred tax asset is recognized initially when it is probable that future taxable income will be sufficient to use the related tax benefits and may be subsequently reduced, if necessary, to an amount that is more likely than not to be realized. A deferred tax expense or benefit is recognized in other comprehensive income or otherwise directly in equity to the extent that it relates to items that are recognized in other comprehensive income or directly in equity in the same or a different period.

In the course of the Corporation’s operations, there are a number of uncertain tax positions due to the complexity of certain transactions and due to the fact that related tax interpretations and legislation are continually changing. When a tax position is uncertain, the Corporation recognizes an income tax benefit or reduces an income tax liability only when it is probable that the tax benefit will be realized in the future or that the income tax liability is no longer probable.

(h)    Leases

Assets under leasing agreements are classified at the inception of the lease as (i) finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership of the asset to the lessee, or as (ii) operating leases for all other leases.

Operating lease rentals are recognized in the consolidated statement of income on a straight-line basis over the period of the lease. Any lessee incentives are deferred and then recognized evenly over the lease term.

(i)    Financial instruments

Classification, recognition and measurement

Financial instruments are classified as held-for-trading, available-for-sale, loans and receivables, or as other financial liabilities, and measurement in subsequent periods depends on their classification. The Corporation has classified its financial instruments (except derivative financial instruments) as follows:

Held-for-trading	Loans and receivables	Other liabilities
• Cash and cash equivalents • Bank indebtedness	• Accounts receivable • Amounts receivable from affiliated corporations • Investments

• Accounts payable and accrued charges

• Amounts payable to affiliated corporations

• Long-term debt

• Subordinated loan from parent corporation

• Other long-term financial liabilities included in “Other Liabilities”

Financial instruments held-for-trading are measured at fair value with changes recognized in income as a gain or loss on valuation and translation of financial instruments. Financial assets classified as loans and receivables and financial liabilities classified as Other liabilities are initially measured at fair value and subsequently measured at amortized cost, using the effective interest rate method of amortization.

Derivative financial instruments and hedge accounting

The Corporation uses various derivative financial instruments to manage its exposure to fluctuations in foreign currency exchange rates and interest rates. The Corporation does not hold or use any derivative financial instruments for speculative purposes. Under hedge accounting, the Corporation documents all hedging relationships between hedging items and hedged items, as well as its strategy for using hedges and its risk-management objective. It also designates its derivative financial instruments as either fair value hedges or cash flow hedges when they qualify for hedge accounting. The Corporation assesses the effectiveness of derivative financial instruments when the hedge is put in place and on an ongoing basis.

The Corporation generally enters into the following types of derivative financial instruments:

•

The Corporation uses foreign exchange forward contracts to hedge foreign currency rate exposure on anticipated equipment or inventory purchases in a foreign currency. The Corporation also uses offsetting foreign exchange forward contracts in combination with cross-currency interest rate swaps to hedge foreign currency rate exposure on interest and principal payments on foreign currency denominated debt. These foreign exchange forward contracts are designated as cash flow hedges.

•

The Corporation uses cross-currency interest rate swaps to hedge (i) foreign currency rate exposure on interest and principal payments on foreign currency denominated debt and/or (ii) fair value exposure on certain debt resulting from changes in interest rates. The cross-currency interest rate swaps that set all future interest and principal payments on U.S.-dollar-denominated debt in fixed CAN dollars, in addition to converting an interest rate from a floating rate to a floating rate or from a fixed rate to a fixed rate, are designated as cash flow hedges. The cross-currency interest rate swaps are designated as fair value hedges when they set all future interest and principal payments on U.S.-dollar-denominated debt in fixed CAN dollars, in addition to converting the interest rate from a fixed rate to a floating rate.

Under hedge accounting, the Corporation applies the following accounting policies:

•

For derivative financial instruments designated as fair value hedges, changes in the fair value of the hedging derivative recorded in income are substantially offset by changes in the fair value of the hedged item to the extent that the hedging relationship is effective. When a fair value hedge is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged item are amortized to income over the remaining term of the original hedging relationship.

•

For derivative financial instruments designated as cash flow hedges, the effective portion of a hedge is reported in other comprehensive income until it is recognized in income during the same period in which the hedged item affects income, while the ineffective portion is immediately recognized in income. When a cash flow hedge is discontinued, the amounts previously recognized in accumulated other comprehensive income are reclassified to income when the variability in the cash flows of the hedged item affects income.

Any change in the fair value of derivative financial instruments recorded in income is included in gain or loss on valuation and translation of financial instruments. Interest expense on hedged long-term debt is reported at the hedged interest and foreign currency rates.

Derivative financial instruments that do not qualify for hedge accounting, including derivatives that are embedded in financial or non-financial contracts that are not closely related to the host contracts, such as early settlement options on long-term debt, are reported on a fair value basis in the consolidated balance sheets. Any change in the fair value of these derivative financial instruments is recorded in the consolidated statements of income as a gain or loss on valuation and translation of financial instruments.

Early settlement options are accounted for separately from the debt when the corresponding option exercise price is not approximately equal to the amortized cost of the debt.

(j)    Financing fees

Financing fees related to long-term debt are capitalized in reduction of long-term debt and amortized using the effective interest rate method.

(k)    Tax credits and government assistance

The Corporation receives tax credits mainly related to its research and development activities. Government financial assistance is accounted for as revenue or as a reduction in related costs, whether capitalized and amortized or expensed, in the year the costs are incurred and when management has reasonable assurance that the conditions of the government programs are met.

(l)    Cash and cash equivalents

Cash and cash equivalents include highly liquid investments purchased three months or less from maturity and are recorded at fair value. These highly liquid investments consisted mainly of Bankers’ acceptances and term deposits.

(m)   Trade receivables

Trade receivables are stated at their nominal value, less an allowance for doubtful accounts. The Corporation establishes an allowance for doubtful accounts based on the specific credit risk of its customers and historical trends. Individual accounts receivables are written off when management deems them not collectible.

(n)    Inventories

Inventories are valued at the lower of cost, determined by the weighted-average cost method, and net realizable value. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. When the circumstances that previously caused inventories to be written down below cost no longer exist, the amount of the write-down is reversed.

(o)    Fixed assets

Fixed assets are stated at cost. Cost represents the acquisition costs, net of government grants and investment tax credits, or construction costs, including preparation, installation and testing costs. In the case of projects to construct cable and mobile networks, the cost includes equipment, direct labour and related overhead costs. Projects under development may also be comprised of advance payments made to suppliers for equipment under construction.

Borrowing costs are also included in the cost of fixed assets during the development phase.  Expenditures such as maintenance and repairs are expensed as incurred.

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Assets	Estimated useful life

Buildings and their components	12 to 40 years
Furniture and equipment	3 to 7 years
Receiving, distribution and telecommunication networks	3 to 20 years
Customer equipment	3 to 5 years

Depreciation methods, residual values, and the useful lives of significant fixed assets are reviewed at least once a year. Any change is accounted for prospectively as a change in accounting estimate.

Leasehold improvements are depreciated over the shorter of the term of the lease and their estimated useful life.

The Corporation does not record any decommissioning obligations in connection with its cable distribution networks. The Corporation expects to renew all of its agreements with utility companies to access their support structures in the future, making the retirement date so far into the future that the present value of the restoration costs is insignificant for those assets. A decommissioning obligation is however recorded for the rental of sites related to the mobile network.

The Corporation is engaged in an agreement to operate a shared LTE network in the Province of Québec and in the Ottawa region.

(p)    Goodwill and intangible assets

Goodwill

Goodwill initially arising from a business acquisition is measured and recognized as the excess of the fair value of the consideration paid over the fair value of the recognized identifiable assets acquired and liabilities assumed. When the Corporation acquires less than 100% of the equity interests in the business acquired at the acquisition date, goodwill attributable to the non-controlling interests is also recognized at fair value.

Goodwill is allocated as at the date of a business acquisition to a CGU for purposes of impairment testing (note 1(f)). The allocation is made to the CGU or group of CGUs expected to benefit from the synergies of the business acquisition.

Intangible assets

Spectrum licences are recorded at cost.  Spectrum licences have an indefinite useful life and are not amortized based on the following facts: (i) the Corporation intends to renew the spectrum licences and believes that they are likely to be renewed by Innovation, Science and Economic Development Canada, (ii) the Corporation has the financial and operational ability to renew these spectrum licences, (iii) currently, the competitive, legal and regulatory landscape does not limit the useful lives of the spectrum licences, and (iv) the Corporation foresees no limit to the period during which these licences can be expected to generate cash flows in the future.

Software is recorded at cost. In particular, internally generated intangible assets such as software and Web site development are mainly comprised of internal costs in connection with the development of those assets to be used internally or to provide services to customers. These costs are capitalized when the development stage of the software application begins and costs incurred prior to that stage are recognized as expenses.

Customer relationships and trademarks acquired through a business acquisition are recorded at fair value at the date of acquisition. Trademarks have an indefinite useful life and are not amortized.

Borrowing costs directly attributable to the acquisition, development or production of an intangible asset are also included as part of the cost of that asset during the development phase.

Intangible assets with finite useful lives are amortized over their useful lives using the straight-line method over the following periods:

Assets	Estimated useful life

Software, licences and other intangible assets	3 to 7 years
Customer relationships and other	5 to 8 years

Amortization methods, residual values, and the useful lives of significant intangible assets are reviewed at least once a year. Any change is accounted for prospectively as a change in accounting estimate.

(q)    Provisions

Provisions are recognized when (i) the Corporation has a present legal or constructive obligation as a result of a past event and it is probable that an outflow of economic benefits will be required to settle the obligation, and when (ii) the amount of the obligation can be reliably estimated. Restructuring costs, comprised primarily of termination benefits, are recognized when a detailed plan for the restructuring exists and a valid expectation has been raised in those affected, that the plan will be carried out.

Provisions are reviewed at each balance sheet date and changes in estimates are reflected in the consolidated statement of income in the reporting period in which changes occur.

(r)    Stock-based compensation

Stock-based awards to employees that call for settlement in cash, as deferred share units (“DSUs”) and performance share units (“PSUs”), or that call for settlement in cash at the option of the employee, as stock options awards, are accounted for at fair value and classified as a liability. The compensation cost is recognized in expenses over the vesting period. Changes in the fair value of stock-based awards between the grant date and the measurement date result in a change in the liability and compensation cost.

The fair value of DSUs and PSUs is based on the underlying share price at the date of valuation. The fair value of stock option awards is determined by applying an option pricing model, taking into account the terms and conditions of the grant. Key assumptions are described in note 23.

(s)    Pension plans and postretirement benefits

The Corporation offers defined contribution pension plans and defined benefit pension plans to some of its employees.

(i)Defined contribution pension plans

Under its defined contribution pension plans, the Corporation pays fixed contributions to participating employees’ pension plans and has no legal or constructive obligation to pay any further amounts. Obligations for contributions to defined contribution pension plans are recognized as employee benefits in the consolidated statements of income when the contributions become due.

(ii)Defined benefit pension plans and postretirement plans

Defined benefit pension plan costs are determined using actuarial methods and are accounted for using the projected unit credit method, which incorporates management’s best estimates of future salary levels, other cost escalations, retirement ages of employees, and other actuarial factors. Defined benefit pension costs recognized in the consolidated statements of income as employee costs, mainly include the following:

•	service costs provided in exchange for employee services rendered during the period;

•	prior service costs recognized at the earlier of (a) when the employee benefit plan is amended or (b) when restructuring costs are recognized;

•	curtailment or settlement gain or loss.

Interest on net defined benefit liability or asset recognized in the consolidated statements of income, as financial expenses, is determined by multiplying the net defined benefit liability or asset by the discount rate used to determine the defined benefit obligation.

Re-measurements of the net defined benefit liability or asset are recognized immediately in other comprehensive loss and in accumulated other comprehensive loss. Re-measurements are comprised of the following:

•	actuarial gains and losses arising from changes in financial and demographic actuarial assumptions used to determine the defined benefit obligation or from experience adjustments on liabilities;

•	the difference between actual return on plan assets and interest income on plan assets anticipated as part of the interest on net defined benefit liability or asset calculation;

•	changes in the net benefit asset limit or in the minimum funding liability.

Recognition of a net benefit asset is limited under certain circumstances to the amount recoverable, which is primarily based on the present value of future contributions to the plan, to the extent that the Corporation can unilaterally reduce those future contributions. In addition, an adjustment to the net benefit asset or the net benefit liability can be recorded to reflect a minimum funding liability in a certain number of the Corporation’s pension plans.

The Corporation also offers discounts on telecommunication services and health and life insurance plans to some of its retired employees. The cost of postretirement benefits is determined using an accounting methodology similar to that for defined benefit pension plans. The benefits related to these plans are funded by the Corporation as they become due.

(t)    Use of estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, related amounts of revenues and expenses, and disclosure of contingent assets and liabilities. Although these estimates are based on management’s best judgment and information available at the time of the assessment date, actual results could differ from those estimates.

The following significant areas represent management’s most difficult, subjective or complex estimates:

(i)Recoverable amount of an asset or a CGU

When an impairment test is performed on an asset or a CGU, management estimates the recoverable amount of the asset or CGU based on its fair value less costs of disposal or its value in use. These estimates are based on valuation models requiring the use of a number of assumptions such as forecasts of future cash flows, pre-tax discount rate (WACC) and perpetual growth rate.  These assumptions have a significant impact on the results of impairment tests and on the impairment charge, as the case may be, recorded in the consolidated statements of income. A description of key assumptions used in the goodwill impairment tests and a sensitivity analysis of recoverable amounts are presented in note 16.

(ii)Fair value of derivative financial instruments, including embedded derivatives

Derivative financial instruments must be accounted for at their fair value, which is estimated using valuation models based on a number of assumptions such as future cash flows, period-end swap rates, foreign exchange rates, and credit default premium. Also, the fair value of embedded derivatives related to early settlement options on debt is determined with option pricing models using market inputs, including volatility, discount factors and the underlying instrument’s adjusted implicit interest rate and credit premium.  The assumptions used in the valuation models have a significant impact on the gain or loss on valuation and translation of financial instruments recorded in the consolidated statements of income, the gain or loss on valuation of financial instruments recorded in the consolidated statements of comprehensive income, and the carrying value of derivative financial instruments in the consolidated balance sheets. A description of valuation models used and sensitivity analysis on key assumptions are presented in note 27.

(iii)Costs and obligations related to pension and postretirement benefit plans

Estimates of costs and obligations related to pension and postretirement benefit obligations are based on a number of assumptions, such as the discount rate, the rate of increase in compensation, the retirement age of employees, health care costs, and other actuarial factors. Certain of these assumptions may have a significant impact on employee costs and financial expenses recorded in the consolidated statements of income, the re-measurement gain or loss on defined benefit plans recorded in the consolidated statements of comprehensive income, and on the carrying value of other assets or other liabilities in the consolidated balance sheets. Key assumptions and a sensitivity analysis on the discount rate are presented in note 29.

(iv)Provisions

The recognition of provisions requires management to estimate expenditures required to settle a present obligation or to transfer it to a third party at the date of assessment.  More specifically, an assessment of the probable outcomes of legal proceedings or other contingencies is also required.  A description of the main provisions, including management expectations on the potential effect on the consolidated financial statements of the possible outcomes of legal disputes, is presented in note 19.

The following areas represent management’s most significant judgments, apart from those involving estimates:

(i)Useful life periods for the depreciation and amortization of assets with finite useful lives

For each class of assets with finite useful lives, management has to determine over which period the Corporation will consume the assets’ future economic benefits. The determination of a useful life period involves judgment and has an impact on the depreciation and amortization charge recorded in the consolidated statements of income.

(ii)Indefinite useful life of spectrum licences

Management has concluded that spectrum licences have an indefinite useful life. This conclusion was based on an analysis of factors, such as the Corporation’s financial ability to renew the spectrum licences, the competitive, legal and regulatory landscape, and the future expectation regarding the use of the spectrum licences. Therefore, the determination that spectrum licences have an indefinite useful life involves judgment, which could have an impact on the amortization charge recorded in the consolidated statements of income if management changed its conclusion in the future.

(iii)CGU’s determination for the purpose of impairment tests

The determination of CGUs requires judgment when determining the lowest level for which there are separately identifiable cash inflows generated by the group of assets.  In identifying assets to group in CGUs, the Corporation considers, among other factors, offering bundled services, sharing telecommunication network infrastructure, similarity on exposure to market risk, and materiality. The determination of CGUs could affect the results of impairment tests and, as the case may be, the impairment charge recorded in the consolidated statements of income.

(iv)Determination if early settlement options are not closely related to their debt contract

Early settlement options are not considered closely related to their debt contract when the corresponding option exercise price is not approximately equal to the amortized cost of the debt.  Judgment is therefore required to determine if an option exercise price is not approximately equal to the amortized cost of the debt. This determination may have a significant impact on the amount of gains or losses on valuation and translation of financial instruments recorded in the consolidated statements of income.

(v)Interpretation of laws and regulations

Interpretation of laws and regulation, including tax regulations, requires judgment from management that could have an impact on the recognition of provisions for legal litigation and income taxes in the consolidated financial statements.

(u)    Recent accounting pronouncements

(i)IFRS 9 — Financial Instruments is required to be applied retrospectively for annual periods beginning on or after January 1, 2018.

IFRS 9 simplifies the measurement and classification of financial assets by reducing the number of measurement categories in IAS 39, Financial Instruments: Recognition and Measurement. The new standard also provides for a fair value option in the designation of a non-derivative financial liability and its related classification and measurement, as well as for a new hedge accounting model more closely aligned with risk-management activities undertaken by entities.

The Corporation does not expect its consolidated financial statements to be materially impacted by the adoption of IFRS 9.

(ii)IFRS 15 — Revenue from Contracts with Customers is required to be applied retrospectively for annual periods beginning on or after January 1, 2018.

On January 1, 2018, the Corporation will adopt on a fully retrospective basis the new rules under IFRS 15 which specify how and when an entity should recognize revenue as well as requiring such entities to provide users of financial statements with more informative disclosures. The standard provides a single, principles-based, five-step model to be applied to all contracts with customers.

The adoption of IFRS 15 will have significant impacts on the consolidated financial statements with regards to the timing of the recognition of its revenues, the classification of its revenues, as well as the capitalization of costs, such as costs to obtain a contract and connection costs.

Under IFRS 15, the total consideration from a contract with multiple deliverables will be allocated to all performance obligations in the contract based on the stand-alone selling price of each obligation, without being limited to a non-contingent amount. The Corporation provides mobile devices and services under contracts with multiple deliverables and for a fixed period of time. Under IFRS 15, promotional offers related to the sale of mobile devices previously accounted for as a reduction in related equipment sales on activation, now need to be considered in the relative total consideration to be allocated to all performance obligations. Among other impacts, the adoption of IFRS 15 will result in an increase in the revenue from the device sale and in a decrease in the mobile service revenue recognized over the contract term. The timing of the recognition of these revenues will therefore change under IFRS 15. However, the total revenue recognized over a contract term relating to all performance obligations within the contract will remain the same as under the previous rules. The portion of revenues that is earned without having been invoiced will be presented as contract assets in the consolidated balance sheets. All other types of revenues have not been impacted  by the adoption of IFRS 15.

In addition, under IFRS 15, certain costs, mainly sales commissions, to obtain a contract will be capitalized and amortized as operating expenses over the contract term or over the period of time the customer is expected to remain a customer of the Corporation. Currently, such costs are expensed as incurred. Also, the capitalization of connection costs will no longer be limited to the related connection revenues as it is under the current rules. These capitalized costs will be included in “Other Assets” as contract costs in the consolidated balance sheet.

The retroactive adoption of IFRS 15 will have the following impacts on the 2017 and 2016 consolidated financial figures:

Consolidated statements of income and comprehensive income

Increase (decrease)	2017	2016

Revenues	$22,487	$52,540
Purchase of goods and services	(12,405)	(13,193)
Deferred income tax expense	9,246	17,419

Net income and comprehensive income attributable to shareholder	$25,646	$48,314

Consolidated balance sheets

Increase (decrease)	December 31, 2017	December 31, 2016

Contract assets	$183,611	$155,790
Other assets	92,528	85,457
Deferred income tax liability	73,176	63,930
Retained earnings	202,963	177,317

(iii)   IFRS 16 — Leases  is required to be applied retrospectively for annual periods beginning on or after January 1, 2019, with early adoption permitted, provided that the IFRS 15 is applied at the same time as IFRS 16.

IFRS 16 sets out new principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract. The standard provides lessees with a single accounting model for all leases, with certain exemptions. In particular, lessees will be required to report most leases on their balance sheets by recognizing right-of-use assets and related financial liabilities.

Under IFRS 16, most lease charges will be expensed as an asset amortization charge, along with a financial charge on the asset related financial liabilities. Since operating lease charges are currently recognized as operating expenses as they are incurred, the adoption of IFRS 16 will change the timing of the recognition of these lease charges over the term of each lease. It will also affect the classification of expenses in the statement of income.

The Corporation expects that the adoption of IFRS 16 will have significant impacts on its consolidated financial statements since it is engaged in various long-term leases relating to premises and equipment. However, the adoption impacts on the consolidated financial statements have not yet been measured.